SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Adoption of ASU) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Liabilities [Abstract]
Deferred tax liabilities	$ 23,764	¥ 165,438	¥ 165,646
SHAREHOLDERS' EQUITY
Accumulated deficit	$ (256,474)	¥ (1,785,517)	¥ (1,232,991)
Accounting Standards Update 2016-16 [Member]
Liabilities [Abstract]
Deferred tax liabilities						¥ (5,632)
SHAREHOLDERS' EQUITY
Accumulated deficit						¥ 5,632
Previously Reported [Member]
Liabilities [Abstract]
Deferred tax liabilities					¥ 73,577
SHAREHOLDERS' EQUITY
Accumulated deficit					¥ (879,393)
Restatement Adjustment [Member]
Liabilities [Abstract]
Deferred tax liabilities				¥ 67,945
SHAREHOLDERS' EQUITY
Accumulated deficit				¥ (873,761)